Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Comprehensive Income
Balance at Sep. 30, 2008	$ 2,265,474	$ 10,706	$ 169,497	$ 2,082,518	$ 38,407	$ (35,654)
Balance (in shares) at Sep. 30, 2008		107,058				1,835
Comprehensive Income:
Net income	353,545			353,545			353,545
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	88,519				88,519		88,519
Amortization of net periodic benefit costs - net of actuarial gain	(14,475)				(14,475)		(14,475)
Total other comprehensive income (loss)	74,044						74,044
Total comprehensive income	427,589						427,589
Capital adjustment of equity investee	174		174
Dividends declared ($.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(21,121)			(21,121)
Exercise of stock options	1,272		(1,978)			3,250
Exercise of stock options (in shares)						(197)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	1,273		1,273
Treasury stock issued for vested restricted stock			(1,275)			1,275
Treasury stock issued for vested restricted stock (in shares)						(66)
Stock-based compensation	8,348		8,348
Balance at Sep. 30, 2009	2,683,009	10,706	176,039	2,414,942	112,451	(31,129)
Balance (in shares) at Sep. 30, 2009		107,058				1,572
Comprehensive Income:
Net income	156,312			156,312			156,312
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	(22,885)				(22,885)		(22,885)
Amortization of net periodic benefit costs - net of actuarial gain	(5,459)				(5,459)		(5,459)
Total other comprehensive income (loss)	(28,344)						(28,344)
Total comprehensive income	127,968						127,968
Dividends declared ($.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(23,337)			(23,337)
Exercise of stock options	(202)		(2,721)			2,519
Exercise of stock options (in shares)						(263)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	4,172		4,172
Treasury stock issued for vested restricted stock			(1,445)			1,445
Treasury stock issued for vested restricted stock (in shares)						(70)
Stock-based compensation	15,855		15,855
Balance at Sep. 30, 2010	2,807,465	10,706	191,900	2,547,917	84,107	(27,165)
Balance (in shares) at Sep. 30, 2010		107,058				1,239
Comprehensive Income:
Net income	434,186			434,186			434,186
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	18,414				18,414		18,414
Amortization of net periodic benefit costs - net of actuarial gain	(3,613)				(3,613)		(3,613)
Total other comprehensive income (loss)	14,801						14,801
Total comprehensive income	448,987						448,987
Dividends declared ($.26, $.22 and $.20 per share for the year ended 2011, 2010 and 2009 respectively)	(27,893)			(27,893)
Exercise of stock options	15,441	18	(3,942)			19,365
Exercise of stock options (in shares)		185				(948)
Tax benefit of stock-based awards, including excess tax benefits of $13.4, $3.9 and $1.2 million for the year ended 2011, 2010 and 2009 respectively	13,946		13,946
Treasury stock issued for vested restricted stock			(3,096)			3,096
Treasury stock issued for vested restricted stock (in shares)						(134)
Stock-based compensation	12,101		12,101
Balance at Sep. 30, 2011	$ 3,270,047	$ 10,724	$ 210,909	$ 2,954,210	$ 98,908	$ (4,704)
Balance (in shares) at Sep. 30, 2011		107,243				157